Share Based Compensation - Additional Information (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense					¥ 134,402	¥ 174,236	¥ 454,552
Share options granted					836,164
Weighted average grant date fair value per share, Granted					¥ 25.45	¥ 22.46	¥ 57.05
Aggregate intrinsic value, Exercised					¥ 101,351	¥ 135,949	¥ 16,372
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years
Share-based compensation expense					1,111	4,295	¥ 164,268
Unrecognized compensation expense					¥ 670
Number of shares vested					20,000
Weighted average grant date fair value					¥ 0	3,960
Intrinsic value, vested					618	¥ 3,845
Intrinsic value, outstanding					607
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense					133,291
Total unrecognized compensation expenses related to options for the future period					¥ 113,035
Unrecognized compensation expenses, weighted average recognition period					1 year 1 month 20 days
2016 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted	16,500
2016 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years
2016 Plan | Stock Options | Performance Condition (IPO Condition)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted		6,343,363	6,343,363					1,726,988	4,074,384
2016 Plan | Stock Options | Service Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted					836,164	3,559,433	525,706
2016 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance				21,920,964
2021 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted			2,964,091			172,333
Number of shares vested						133,333
2021 Plan | First and Second Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested						30,000
2021 Plan | First, Second and Third Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares vested						9,000
2021 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance										12,150,080
2021 Plan | Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares for issuance							6,021,619